Share-Based Compensation (Details) - Benson Hill, Inc - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 12, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life (in years)		10 years
Exercise price of an incentive stock option, in percent of fair value		100.00%
2012 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity based awards issued					12,304,336
Non vested options	8,330	3,467,750	4,860	4,551,250
Board members
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting life (in years)		1 year
Board members | 2012 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting life (in years)	1 year
Contractual life (in years)	10 years
Exercise price of an incentive stock option, in percent of fair value	100.00%
Others
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting life (in years)		4 years
Others | 2012 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life (in years)	4 years